                AIM LIBOR ALPHA FUND -- CLASS A, C AND R SHARES

                        Supplement dated April 24, 2007
                   to the Prospectus dated February 28, 2007
                         as supplemented March 28, 2007


This supplement supercedes and replaces in its entirety the supplement dated March 28, 2007.

Effective April 24, 2007, the following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT -- Portfolio Manager(s)" on pages 6 and 7 of the prospectus:

     "Investment decisions for the fund are made by the investment management team at INVESCO Institutional. The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

     o Jennifer L. Gilmore, Portfolio Manager, INVESCO Institutional's Worldwide Fixed Income Group, who has been responsible for the fund since 2007 and has been associated with the subadvisor and/or its affiliates since 1999.

     o Brian P. Norris, Portfolio Manager, INVESCO Institutional's Worldwide Fixed Income Group, who has been responsible for the fund since 2007 and has been associated with the subadvisor and/or its affiliates since 2001.

          More information on these portfolio managers may be found on the advisor's website http://www.aiminvestments.com. The website is not part of this prospectus.

          The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

                        INSTITUTIONAL CLASS SHARES OF

                                AIM CHINA FUND
                       AIM INTERNATIONAL TOTAL RETURN FUND
                                AIM JAPAN FUND
                             AIM LIBOR ALPHA FUND

                         Supplement dated April 24, 2007
                    to the Prospectus dated February 28, 2007
                as supplemented March 28, 2007 and April 10, 2007


This supplement supercedes and replaces in its entirety the supplement dated April 10, 2007.

Effective April 10, 2007, the following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGER(s) -- INTERNATIONAL TOTAL RETURN" on page 14 of the prospectus:

        "Investment decisions for the fund are made by the investment management team at INVESCO Limited.

     o Russel Matthews, Portfolio Manager, INVESCO Limited's Worldwide Fixed Income Group, who has been responsible for the fund since inception and has been associated with INVESCO Limited and/or its affiliates since 2000."

Effective April 24, 2007, the following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGER(s) -- LIBOR ALPHA" on page 14 of the prospectus:

        "Investment decisions for the fund are made by the investment management team at INVESCO Institutional.

     o Jennifer L. Gilmore, Portfolio Manager, INVESCO Institutional's Worldwide Fixed Income Group, who has been responsible for the fund since 2007 and has been associated with INVESCO Institutional and/or its affiliates since 1999.

     o Brian P. Norris, Portfolio Manager, INVESCO Institutional's Worldwide Fixed Income Group, who has been responsible for the fund since 2007 and has been associated with INVESCO Institutional and/or its affiliates since 2001."

                                 AIM CHINA FUND
                           AIM DEVELOPING MARKETS FUND
                           AIM GLOBAL HEALTH CARE FUND
                       AIM INTERNATIONAL TOTAL RETURN FUND
                                 AIM JAPAN FUND
                              AIM LIBOR ALPHA FUND
                            AIM TRIMARK ENDEAVOR FUND
                                AIM TRIMARK FUND
                        AIM TRIMARK SMALL COMPANIES FUND

                   (SERIES PORTFOLIOS OF AIM INVESTMENT FUNDS)

                       Supplement dated April 24, 2007 to
         the Statement of Additional Information dated February 28, 2007 as supplemented March 23, 2007, March 30, 2007 and April 10, 2007


This supplement supercedes and replaces in its entirety the supplement dated March 30, 2007.

The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS -- AIM LIBOR ALPHA FUND" on page H-1 and H-2 of the Statement of Additional Information. The following table reflects information as of October 31, 2006 (except as noted):

---------------------------------------------------------------------------------------------------------------------------
                            DOLLAR          OTHER REGISTERED MUTUAL           OTHER POOLED             OTHER ACCOUNTS
                           RANGE OF            FUNDS (ASSETS IN          INVESTMENT VEHICLES       (ASSETS IN MILLIONS)(2)
    PORTFOLIO             INVESTMENTS             MILLIONS)             (ASSETS IN  MILLIONS)
    MANAGERS                IN EACH        NUMBER                      NUMBER                       NUMBER
                             FUND(1)         OF          ASSETS          OF         ASSETS            OF         ASSETS
                                          ACCOUNTS                    ACCOUNTS                     ACCOUNTS
---------------------------------------------------------------------------------------------------------------------------
                                                 AIM LIBOR ALPHA FUND
---------------------------------------------------------------------------------------------------------------------------
Jennifer L.                   None            2         $28.5(4)          5          $303.7(4)        18        $2,108.4(4)
Gilmore(3)
---------------------------------------------------------------------------------------------------------------------------
Brian P.                      None            2         $28.5(4)         None          None           34        $1,095.0(4)
Norris(3)
---------------------------------------------------------------------------------------------------------------------------

(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) These are accounts of individual investors for which AIM's affiliate, AIM Private Asset Management, Inc. ("APAM") provides investment advice. APAM offers separately managed accounts that are managed according to the investment models developed by AIM's portfolio managers and used in connection with the management of certain AIM funds. APAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

(3) Mr. Norris and Ms. Gilmore began serving as portfolio managers on AIM LIBOR Alpha Fund on March 28, 2007. The information provided for Mr. Norris and Ms. Gilmore is as of February 28, 2007.

(4) Assets under management include book value for certain stable value accounts managed by these individuals, and market value for non-stable value accounts.